75326 9/01
Prospectus Supplement
dated September 4, 2001 to:
------------------------------------------------------------------------
Putnam Growth Opportunities Fund (the "fund")
Retail prospectus dated November 30, 2000

In the section entitled "Performance Information," the Average Annual Total Returns chart is replaced with the following:

Average Annual Total Returns (for periods ending 12/31/99)
------------------------------------------------------------------------
                                                            Since
                                   Past                     inception
                                   1 year                   (10/2/95)
------------------------------------------------------------------------
Class A                            42.69%                   36.28%
Class B                            45.31%                   36.87%
Class C                            49.58%                   37.22%
Class M                            45.37%                   36.23%
Standard & Poor's 500 Index        21.04%                   26.55%
Russell 1000 Growth Index          33.16%                   30.75%
------------------------------------------------------------------------


                                                              75326 9/01
Prospectus Supplement
dated September 4, 2001 to:
------------------------------------------------------------------------
Putnam Growth Opportunities Fund (the "fund")
Class A prospectus dated November 30, 2000

In the section entitled "Performance Information," the Average Annual Total Returns chart is replaced with the following:

Average Annual Total Returns (for periods ending 12/31/99)
------------------------------------------------------------------------
                                                            Since
                                   Past                     inception
                                   1 year                   (10/2/95)
------------------------------------------------------------------------
Class A                            51.37%                   38.20%
Standard & Poor's 500 Index        21.04%                   26.55%
Russell 1000 Growth Index          33.16%                   30.75%
------------------------------------------------------------------------


                                                              75326 9/01
Prospectus Supplement
dated September 4, 2001 to:
------------------------------------------------------------------------
Putnam Growth Opportunities Fund (the "fund")
Class Y prospectus dated November 30, 2000

In the section entitled "Performance Information," the Average Annual Total Returns chart is replaced with the following:

Average Annual Total Returns (for periods ending 12/31/99)
------------------------------------------------------------------------
                                                            Since
                                   Past                     inception
                                   1 year                   (10/2/95)
------------------------------------------------------------------------
Class Y                            51.98%                   38.33%
Standard & Poor's 500 Index        21.04%                   26.55%
Russell 1000 Growth Index          33.16%                   30.75%
------------------------------------------------------------------------